Share Capital	12 Months Ended
Dec. 31, 2022
Share Capital
Share Capital

25. Share Capital

Authorized

Common Shares

The company is authorized to issue an unlimited number of common shares without nominal or par value.

Preferred Shares

The company is authorized to issue an unlimited number of senior and junior preferred shares in series, without nominal or par value.

Normal Course Issuer Bid

During the first quarter of 2022, the TSX accepted a notice filed by Suncor to renew its normal course issuer bid (NCIB) to purchase the company’s common shares through the facilities of the TSX, New York Stock Exchange (NYSE) and/or alternative trading systems. The notice provided that, beginning February 8, 2022, and ending February 7, 2023, Suncor may purchase for cancellation up to 71,650,000 common shares, which is equal to approximately 5% of Suncor’s issued and outstanding common shares as at the date hereof.

During the second quarter of 2022, Suncor received approval from the TSX to amend its existing NCIB effective as of the close of markets on May 11, 2022, to increase the maximum number of common shares that may be repurchased in the period beginning February 8, 2022, and ending February 7, 2023, from 71,650,000 common shares, or approximately 5% of Suncor’s issued and outstanding common shares as at January 31, 2022, to 143,500,000, or approximately 10% of Suncor’s public float as at January 31, 2022. No other terms of the NCIB were amended.

For the twelve months ended December 31, 2022, the company repurchased 7.1 million common shares under the previous 2021 NCIB and 109.8 million under the 2022 renewed NCIB at an average price of $43.92 per share, for a total repurchase cost of $5.1 billion.

Subsequent to the fourth quarter of 2022, the TSX accepted a notice filed by Suncor to renew its NCIB to purchase the company’s common shares through the facilities of the TSX, NYSE and/or alternative trading systems. The notice provides that, beginning February 17, 2023, and ending February 16, 2024, Suncor may purchase for cancellation up to 132,900,000 common shares, which is equal to approximately 10% of Suncor’s public float as at February 3, 2023. As at February 3, 2023, Suncor had 1,330,006,760 common shares issued and outstanding.

During the first quarter of 2021, the company announced its intention to commence a new Normal Course Issuer Bid (the 2021 NCIB) to repurchase common shares through the facilities of the TSX, NYSE and/or alternative trading systems. Pursuant to the 2021 NCIB, the company may repurchase for cancellation up to 44,000,000 common shares between February 8, 2021, and February 7, 2022.

During the third quarter of 2021, Suncor received approval from the TSX to amend the 2021 NCIB effective as of the close of markets on July 30, 2021. The amended notice provides that Suncor may increase the maximum number of common shares that may be repurchased under the 2021 NCIB from February 8, 2021, and ending February 7, 2022, from 44,000,000 common shares, or approximately 2.9% of Suncor’s issued and outstanding common shares as at January 31, 2021, to 76,250,000 common shares, or approximately 5% of Suncor’s issued and outstanding common shares as at January 31, 2021. No other terms of the NCIB were amended.

During the fourth quarter of 2021, Suncor received approval from the TSX to amend its existing NCIB effective as of the close of markets on October 29, 2021. The notice provides that Suncor may increase the maximum number of common shares that may be repurchased in the period beginning February 8, 2021, and ending February 7, 2022, from 76,250,000 shares, or approximately 5% of Suncor’s issued and outstanding common shares as at January 31, 2021, to 106,700,000, or approximately 7% of Suncor’s public float as at January 31, 2021. No other terms of the NCIB were amended.

For the twelve months ended December 31, 2021, the company repurchased 84.0 million common shares under the 2021 NCIB at an average price of $27.45 per share, for a total repurchase cost of $2.3 billion.

The following table summarizes the share repurchase activities during the period:

($ millions, except as noted)	2022	2021
Share repurchase activities (thousands of common shares)
Shares repurchased	116 908	83 959
Amounts charged to
Share capital	1 947	1 382
Retained earnings	3 188	922
Share repurchase cost	5 135	2 304
Average repurchase cost per share	43.92	27.45

Under an automatic repurchase plan agreement with an independent broker, the company has recorded the following liability for share repurchases that may take place during its internal blackout period:

	December 31	December 31
($ millions)	2022	2021
Amounts charged to
Share capital	136	120
Retained earnings	214	110
Liability for share purchase commitment	350	230